Other Assets and Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Other Assets

	As of December 31,
	2021	2020
	MCh$	MCh$
Assets for leasing (1)	29,241	10,807
Other assets	781,280	531,826
Deposits in guarantee	8,385	11,230
Accounts and notes receivable (2)	77,980	37,070
Rights on brokerage transactions	33,137	26,589
Repossessed assets from leasing transactions	6,412	3,809
Prepaid expenses (3)	27,538	26,629
Collateral for financial transactions (threshold)	582,448	413,439
Claims receivable from insurance companies	230	230
Asset management fees receivable	811	811
Insurance brokerage fees receivable	7,502	6,741
Other assets	36,837	5,278
Totals	810,521	542,633
(1)	Property, plant and equipment acquired to be ceded under financial leases.
(2)	This includes rights and accounts receivable that fall outside the Bank’s line of business such as tax credits, cash guarantee deposits and other balances pending of collection.
(3)	Includes payments made in advance for different services that will be received (leases, insurance, and others).
b)	The detail of non-currents assets held for sale is as follows:

Schedule of Non-Currents Assets

	As of December 31,
	2021	2020
	MCh$	MCh$
Assets received in lieu of payment	10,170	13,269
Property, plant and equipment held for sale (1)	478	1,809
Investment held for sale	1,746	—
Totals	12,394	15,078
(1)	Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of the entity, during the meeting held on July 31, 2018.
(2)	The investment in companies held for sale includes the investment held in Nexus S.A. that provides support to the Bank, on November 30, 2021, subscribed a purchase and sale commitment for 100% of the shares held by the Bank. The Bank had recorded an asset of MCh$1,746 For further information see note 12.